UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  FORM 24F-2

                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.     Name and address of issuer:
       The United States Life Insurance Company in the City of New York
       One World Financial Center
       200 Liberty Street
       New York, NY 10281
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2.     Name of each series or class of securities
       for which this Form is filed (If the Form
       is being filed for all series and classes
       of securities of the issuer, check the box
       but do not list series or classes):          [X]
       FS Variable Annuity Account Two
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3.     Investment Company Act File Number:          811-08624
       Securities Act File Number:                  333-178863
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4(a).  Last day of fiscal year for which this
       notice is filed:	                            August 31, 2012
4(b).  Check box if this Form is being filed late
       (i.e., more than 90 calendar days after
       the end of the issuer's fiscal year).
       (See Instruction A2)
       Note: If the Form is being filed late,
       interest must be paid on the registration
       fee due.                                     [ ]
4(c).  Check box if this is the last time the
       issuer will be filing this Form.             [ ]
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5.     Calculation of registration fee:
(i)    Aggregate sale price of securities sold
       during the fiscal year pursuant to Section
       24f-2:                                                               $0
(ii)   Aggregate price of securities redeemed or
       repurchased during the fiscal year:          $ 212,425
(iii)  Aggregate price of securities redeemed or
       repurchased during any prior fiscal year
       ending no earlier than October 11, 1995
       that were not previously used to reduce
       Registration fees payable to the Commission: $ 26,414,715
(iv)   Total available redemption credits [add
       Items 5(ii) and 5(iii)]:                                    $26,627,140
(v)    Net sales -- if Item 5(i) is greater than
       Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:                                                         $ 0
(vi)   Redemption credits available for use in
       future years -- if Item 5(i) is less than
       Item 5(iv)[subtract Item 5(iv) from
       Item 5(i)]:                                  ($ 26,627,140)
(vii)  Multiplier for determining registration
       fee (See Instruction C9):                                    x .0001364
(viii) Registration fee due [multiply Item 5(v)
       by Item 5(vii) (Enter "0" if no fee is due):                     $ 0.00
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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE
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7.     Interest due -- if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (See Instruction D)                         $ 0.00
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8.     Total of the amount of the registration fee
       due plus any interest due (line 5(viii)
       plus line 7):                                                    $ 0.00
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9.     Date the registration fee and any interest
       payment was sent to the Commission's
       lockbox depository:                          N/A


Method of Delivery:

Wire Transfer                                       [ ]
Mail or other means                                 [ ]

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

By (Signature and Title)*:


/s/ Edward T. Texeria
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Edward T. Texeria
Senior Vice President of SunAmerica Retirement Markets, A Division  of US Life

Date: 11/26/2012

 *Please print the name and title of the signing officer below the signature.